Intangible Liabilities/ Assets – Charter Agreements - Schedule of Intangible Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Liabilitiesassets Charter Agreements
Opening balance	$ 0	$ 1,467
Amortization	0	(1,467)
Total	$ 0	$ 0